Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000259931
Average Annual Return [Line Items]
Average Annual Return, Percent	10.41%
T. Rowe Index: MSCI All Country World Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Regulatory Benchmark
Average Annual Return, Percent	13.84%
T. Rowe Index: S&P 500 Financial Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Strategy Benchmark
Average Annual Return, Percent	8.57%